CHANGE OF CONTROL (Details Narrative) - $ / shares		12 Months Ended
	Dec. 20, 2021	Aug. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for services		500
WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	67.34%
Shares issued for services	2,000,000
Share Transfer Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares restricted	2,000,000
Ownership percentage	67.34%
Sale of stock price per share	$ 100
Securities Purchase Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares restricted	2,000,000
Ownership percentage	67.34%
Sale of stock price per share	$ 100